Semiannual Report February 28, 2001
Oppenheimer Main Street® Growth & Income Fund

REPORT HIGHLIGHTS

CONTENTS
1	President’s Letter
3	An Interview with Your Fund’s Managers
8	Financial Statements
38	Officers and Directors

Fund Objective

Oppenheimer Main Street ® Growth & Income Fund seeks a high total return. It currently invests mainly in common stocks.

Cumulative Total Returns*

For the Six-Month Period Ended 2/28/01

	Without	With
	Sales Chg.	Sales Chg.

Class A	-19.73%	-24.35%

Class B	-20.01%	-23.79%

Class C	-20.04%	-20.79%

Class Y	-19.67%

Average Annual Total Returns*

For the 1-Year Period Ended 2/28/01

	Without	With
	Sales Chg.	Sales Chg.

Class A	-8.29%	-13.56%

Class B	-8.94%	-13.24%

Class C	-8.97%	-9.83%

Class Y	-8.10%

*	See Notes on page 7 for further details.

PRESIDENT’S LETTER

James C. Swain	Bridget A. Macaskill
Chairman	President
Oppenheimer	Oppenheimer
Main Street Growth & Income Fund	Main Street Growth & Income Fund

Dear Shareholder,

The year 2000 was one to remember, both for the performance of the financial markets and the lessons it presented to all investors.

       In many ways, 2000 was a study in contrasts.  Many stocks experienced sharp declines, while municipal and high quality bonds performed strongly. The year began with unrestrained enthusiasm for technology stocks in particular, and growth stocks in general, but ended with value-oriented stocks providing better performance.

      Market conditions shifted dramatically during 2000.  When the year began, the economy was growing rapidly, raising concerns that long-dormant inflationary pressures might resurface. By midyear, however, after a series of interest rate hikes by the Federal Reserve Board (the Fed), the economy began to slow—triggering fears of a potential recession. The slowing economy generally hurt the stock market and benefited high quality bonds.

      The lessons provided by a volatile and difficult year reinforced many of the basic investment principles we have discussed in this letter from time to time. In 2000, market volatility was a powerful reminder of the importance of investment diversification—the time-honored strategy of spreading risk among various asset classes, industry groups and investment styles. In addition, actively managed funds generally outperformed passive index funds, as research-intensive security selection again made a critical difference for portfolio returns. Perhaps most important, the markets in 2000 confirmed that sound business fundamentals, rather than investment fads, are a more powerful determinant of investment success over the long term.

      Looking forward, we are cautiously optimistic. Our caution arises from expectations that the economy will grow only moderately during the first half of 2001. The Fed, already more concerned about a potential recession than inflation, reversed its monetary

1 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

PRESIDENT’S LETTER

policy of the past 18 months by reducing key short-term interest rates. This rate cut, combined with the possibility of future interest rate reductions and a federal income tax cut, may help the economy achieve a “soft landing.”

      Our current situation has mixed implications for stocks and bonds. While slowed growth may mean decelerated corporate earnings growth, lower interest rates could bolster stock valuations. Similarly, slower economic growth has helped interest-rate-sensitive securities, such as U.S. Government securities, but may have a negative effect on credit-sensitive corporate bonds.

      In overseas markets, we believe potential investment opportunities may reside in Europe, which appears to be experiencing slow, steady growth bolstered by the strengthening euro and falling oil prices. Signs are less encouraging in Japan, where the economy generally remains weak. Lower interest rates are buoying the economies of the emerging markets—but slowing growth, plus Mideast tensions, could cast a shadow over these regions.

      In this uncertain environment, we intend to adhere to the same proven investment principles that have driven our funds’ past success: broad diversification to help reduce risk, an unwavering focus on business fundamentals to seek likely winners, and a long-term perspective that preserves the integrity of each fund’s investment approach. Regardless of the short-term movements of the financial markets, these principles—fundamental parts of The Right Way to Invest—should serve investors well in 2001 and beyond.

Sincerely,

James C. Swain	Bridget A. Macaskill
March 21, 2001

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict the performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow. Stocks and bonds have different types of investment risks; for example, stocks are subject to price changes from market volatility and other factors and bonds are subject to credit and interest rate risks.

2 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

AN INTERVIEW WITH YOUR FUND’S MANAGERS

Portfolio Management
Team (l to r)
Charles Albers
Nikolaos Monoyios

Q. How did Oppenheimer Main Street Growth & Income Fund perform over the six-month period that ended February 28, 2001?

A. While disappointed with the Fund’s returns in a very difficult environment for U.S. stocks, we believe that half a year is too short a time frame to accurately assess the Fund’s performance potential. That’s because our investment approach, which combines state-of-the-art quantitative analysis with seasoned professional judgment, is designed to produce competitive returns over full market cycles, which may last several years.

      We attribute the Fund’s six-month performance to our holdings of technology stocks, which were particularly hard hit during the fourth quarter of 2000. We had increased the Fund’s exposure to leading technology companies during the summer of 2000, when our quantitative models and fundamental research indicated that these securities had reached relatively reasonable valuations. However, technology stocks declined further when the U.S. economy slowed and investors became more pessimistic about the sector’s future earnings growth.

Why was the investment environment so challenging during the reporting period?

The overall stock market has been in a downturn since last October, when slowing economic growth began to raise investors’ concerns about the sustainability of many companies’ earnings growth rates. As a result, highly valued and growth- oriented stocks—especially those related to technology, telecommunications and the Internet—fell precipitously. Investors turned instead to value-oriented stocks offering proven track records of consistent revenue and earnings growth in a variety of economic climates.

3 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

AN INTERVIEW WITH YOUR FUND’S MANAGERS

      In January 2001, however, the Federal Reserve Board (“the Fed”) cut key short-term interest rates by half a percentage point. This move surprised many investors because it occurred between regularly scheduled meetings of the Fed’s Federal Open Market Committee. Many stocks, including growth companies, rallied modestly as a result, recouping a portion of their previous losses. The Fed then cut interest rates by another half-point at the end of January. However, ongoing economic uncertainty continued to engender volatility in both growth- and value- oriented securities during February.

How were the Fund’s technology holdings managed in this environment?

Just before the reporting period began, we had taken advantage of relatively low prices to increase our holdings of large, well established technology companies to a level that was slightly greater than their representation in the S&P 500 Index. We primarily focused on large companies involved in building the communications infrastructure for the Internet, and tended to avoid the more speculative “dot-com” companies. This greater level of exposure to the sector helped when technology stocks rallied in September, but hurt when they declined in October, November and December.

      After the modest rally in the technology sector in January, we began to trim our holdings. We redeployed those assets to a variety of defensive industry groups—such as utilities, pharmaceuticals, food and beverage, and high quality financial services companies—that we believe tend to perform best during times of economic weakness.

Did the Fund participate in the rally among value-oriented stocks?

Yes, but—in hindsight—not as much as we might have liked. That said, our quantitative models did lead us to value-oriented stocks that, on average, provided attractive returns. In the energy area, for example, we received good performance from offshore drillers, major integrated oil companies and North

4 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

Average Annual
Total Returns with
Sales Charge

For the Periods Ended 3/31/01[1]

Class A
1-Year	5-Year	10-Year

-25.23%	9.60%	18.22%

Class B		Since
1-Year	5-Year	Inception

-24.99%	9.79%	12.76%

Class C		Since
1-Year	5-Year	Inception

-22.02%	10.07%	11.76%

Class Y		Since
1-Year	5-Year	Inception

-20.49%	N/A	11.41%

American natural gas producers. All of these businesses have benefited from rising oil prices. The Fund also received good results from its holdings of communications services companies, an industry group that outperformed the broad market averages during the period.

      On the other hand, while our financial services holdings performed well during the economic slowdown, we held relatively few of these stocks because of rising interest rates earlier in the year. Similarly, while our healthcare holdings performed quite well, the portfolio’s overall returns were diluted by our light exposure to the group.

      Other strategic changes suggested by our statistical models included a gradual shift toward the smaller end of the large-capitalization range. We began making this change in October because our models indicated potential weakness in the largest “mega-cap” stocks and better prospects for smaller companies in the large-cap category.

What is your outlook for the future?

The investment environment remains uncertain. We believe that the stock market’s future performance largely depends on the behavior of the U.S. economy and the Fed’s monetary policies. If the economy enters a recession, stock prices could decline further. If, on the other hand, the economy achieves a “soft landing” in which growth slows but remains positive, the stock market is likely to rise, in our view. Accordingly, we have focused primarily on what we believe are high quality companies, including those with a 10-year history of earnings growth and stability.

      Regardless of which direction the economy moves, we intend to continue to employ and refine our quantitative models, an approach that we believe gives us a substantial competitive edge over the long term. Indeed, we strive to continually improve our investment process. We recently embarked on major research projects to improve our models’ capabilities in stock selection,

1. See page 7 for further details.

5 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

portfolio construction and trading. Our models are currently telling us that large-cap and mid-cap stocks are likely to outperform mega-caps, and that maintaining a balance between growth and value may be the best way to weather market volatility and participate in areas of market strength. In our opinion, combining our models with our many years of portfolio management experience is an important part of what makes OppenheimerFunds The Right Way to Invest.

Top Five Common Stock Industries[3]

Healthcare/Drugs	10.0%

Oil: Domestic	8.2

Diversified Financial	7.5

Insurance	4.9

Computer Software	4.9

Top Ten Common Stock Holdings[3]

General Electric Co.	3.4%

Exxon Mobil Corp.	2.3

Microsoft Corp.	2.0

Citigroup, Inc.	1.9

Pfizer, Inc.	1.9

Merck & Co., Inc.	1.6

Wal-Mart Stores, Inc.	1.5

Royal Dutch Petroleum Co., NY Shares	1.1

American International Group, Inc.	1.1

Oracle Corp.	1.1

2. Portfolio is subject to change. Percentages are as of February 28, 2001, and are based on total market value of investments.
3. Portfolio is subject to change. Percentages are as of February 28, 2001, and are based on net assets.

6 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

NOTES

In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund’s performance may be subject to fluctuations and current performance may be less than the results shown. For quarterly updates on the Fund’s performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not show the effects of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Class A. The inception date of the Fund was 2/3/88. Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 10/3/94. Class B returns include the applicable contingent deferred sales charge of 5% (1-year), 2% (5-year) and 1% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 12/1/93. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 11/1/96. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the different calculations of performance is in the Fund’s Statement of Additional Information.

7 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS February 28, 2001 / Unaudited

		Market Value
	Shares	See Note 1

Common Stocks—93.7%

Basic Materials—1.5%

Chemicals—0.8%
Air Products & Chemicals, Inc.	277,500	$11,252,625

Dow Chemical Co.	1,333,545	43,753,611

Du Pont (E.I.) de Nemours & Co.	1,145,882	50,063,585

Ecolab, Inc.	135,000	5,663,250

Engelhard Corp.	206,700	4,946,331

Goodrich (B.F.) Co.	54,700	2,212,068

Universal Corp.	71,400	2,696,064

		120,587,534

Metals—0.4%
AK Steel Holding Corp.	283,350	2,700,325

Alcan, Inc.	513,200	18,931,948

Alcoa, Inc.	606,900	21,702,744

Inco Ltd.[1]	558,400	9,989,776

Reliance Steel & Aluminum Co.	120,300	3,079,680

		56,404,473

Paper—0.3%
Bowater, Inc.	35,800	1,801,814

Pactiv Corp.[1]	357,900	4,813,755

Rayonier, Inc.	118,900	4,998,556

Westvaco Corp.	131,800	3,454,478

Weyerhaeuser Co.	564,000	30,309,360

		45,377,963

Capital Goods—8.3%

Aerospace/Defense—1.3%
Boeing Co.	2,104,500	130,899,900

General Dynamics Corp.	580,800	39,598,944

Lockheed Martin Corp.	715,600	26,806,376

Raytheon Co., Cl. A	185,000	6,097,600

Raytheon Co., Cl. B	308,500	10,245,285

		213,648,105

Electrical Equipment—4.1%
AVX Corp.	976,900	17,398,589

Emerson Electric Co.	423,200	28,312,080

General Electric Co.	11,634,800	541,018,200

Integrated Device Technology, Inc.[1]	535,100	15,484,456

Molex, Inc., Cl. A	598,300	16,191,494

8 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

		Market Value
	Shares	See Note 1

Electrical Equipment Continued
Rockwell International Corp.	420,000	$19,303,200

SPX Corp.[1]	179,300	17,392,100

Technitrol, Inc.	48,600	1,693,710

Vishay Intertechnology, Inc.[1]	288,500	5,175,690

		661,969,519

Industrial Services—0.1%
Miller (Herman), Inc.	284,000	7,277,500

Quanta Services, Inc.[1]	61,000	1,684,210

Robert Half International, Inc.[1]	338,500	8,144,310

		17,106,020

Manufacturing—2.8%
American Standard Cos., Inc.[1]	780,000	44,171,400

Avery-Dennison Corp.	784,100	41,557,300

Ball Corp.	30,300	1,254,420

Bemis Co., Inc.	120,500	4,099,410

Caterpillar, Inc.	149,900	6,235,840

Cooper Industries, Inc.	377,800	16,245,400

Corning, Inc.	413,000	11,192,300

Deere & Co.	109,300	4,448,510

Dover Corp.	984,200	37,753,912

Honeywell International, Inc.	724,500	33,841,395

Illinois Tool Works, Inc.	233,000	14,108,150

Mettler-Toledo International, Inc.[1]	214,000	9,711,320

Microchip Technology, Inc.[1]	99,150	2,367,206

3M Co.	634,600	71,551,150

Parker-Hannifin Corp.	46,700	2,009,501

Plexus Corp.[1]	34,800	1,074,450

Sanmina Corp.	353,200	10,529,775

Solectron Corp.[1]	191,800	5,226,550

Tektronix, Inc.[1]	633,500	15,641,115

Tyco International Ltd.	1,151,502	62,929,584

United Technologies Corp.	638,000	49,706,580

		445,655,268

Communication Services—3.7%

Telecommunications: Long Distance—1.9%
AT&T Corp.	1,938,100	44,576,300

Broadcom Corp., Cl. A1	138,000	6,796,500

BroadWing, Inc.[1]	78,300	1,841,616

Brocade Communications Systems, Inc.[1]	516,200	20,035,012

9 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Market Value
	Shares	See Note 1

Telecommunications: Long Distance Continued
Qwest Communications International, Inc.[1]	688,600	$25,457,542

Sprint Corp. (Fon Group)	1,195,400	26,729,144

Telephone & Data Systems, Inc.	17,200	1,607,340

Tollgrade Communications, Inc.[1]	90,500	1,770,406

Verizon Communications, Inc.	3,102,610	153,579,195

WorldCom, Inc.[1]	911,000	15,145,375

		297,538,430

Telephone Utilities—1.6%
BellSouth Corp.	2,909,000	122,061,640

SBC Communications, Inc.	2,724,500	129,958,650

		252,020,290

Telecommunications: Wireless—0.2%
Amdocs Ltd.[1]	398,000	25,873,980

AT&T Wireless Group[1]	642,200	13,492,622

		39,366,602

Consumer Cyclicals—7.2%

Autos & Housing—0.9%
Bandag, Inc.	39,000	1,443,000

Centex Construction Products, Inc.	39,700	1,165,195

Delphi Automotive Systems Corp.	401,500	5,633,045

Ford Motor Co.	2,379,626	66,177,399

Fortune Brands, Inc.	96,000	3,242,880

General Motors Corp.	213,900	11,405,148

Johnson Controls, Inc.	43,100	2,865,288

Lafarge Corp.	59,000	1,799,500

Lear Corp.[1]	263,500	8,447,810

NVR, Inc.[1]	110,000	16,060,000

Ryland Group, Inc. (The)	178,000	7,171,620

Toll Brothers, Inc.[1]	240,000	8,582,400

Vulcan Materials Co.	49,000	2,074,170

Webb (Del E.) Corp.[1]	79,100	2,285,990

		138,353,445

10 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

		Market Value
	Shares	See Note 1

Consumer Services—0.3%
Advo, Inc.[1]	80,000	$3,232,000

Avis Group Holdings, Inc., Cl. A1	750,000	24,735,000

Dun & Bradstreet Corp.[1]	31,500	790,650

IMS Health, Inc.	136,600	3,674,540

Moody’s Corp.	63,000	1,698,480

Omnicom Group, Inc.	168,900	15,317,541

		49,448,211

Leisure & Entertainment—0.8%
Brunswick Corp.	780,200	16,610,458

Harley-Davidson, Inc.	1,055,300	45,747,255

International Game Technology[1]	63,100	3,407,400

Marriott International, Inc., Cl. A	267,200	11,404,096

MGM Mirage, Inc.	565,522	15,201,231

Park Place Entertainment Corp.[1]	2,228,700	24,850,005

Starwood Hotels & Resorts Worldwide, Inc.	276,000	9,632,400

		126,852,845

Media—1.3%
Deluxe Corp.	34,700	844,945

Dow Jones & Co., Inc.	248,600	15,313,760

Gannett Co., Inc.	491,000	32,474,740

Harland (John H.) Co.	171,500	3,087,000

Harte-Hanks, Inc.	304,000	7,156,160

Havas Advertising SA, ADR[1]	143,955	1,979,381

Interpublic Group of Cos., Inc.	300,000	11,280,000

Knight-Ridder, Inc.	367,600	21,964,100

McGraw-Hill, Inc.	261,100	15,394,456

New York Times Co., Cl. A	730,000	32,266,000

R.H. Donnelley Corp.[1]	190,000	5,206,000

Readers Digest Assn., Inc. (The), Cl. A	893,000	28,656,370

Tribune Co.	215,000	8,729,000

USA Networks, Inc.[1]	907,100	21,373,544

		205,725,456

Retail: General—2.1%
Kohl’s Corp.[1]	367,400	24,215,334

May Department Stores Co.	563,800	22,320,842

Sears Roebuck & Co.	1,115,400	45,787,170

Wal-Mart Stores, Inc.	4,835,800	242,225,222

		334,548,568

11 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Market Value
	Shares	See Note 1

Retail: Specialty—1.3%
AnnTaylor Stores Corp.[1]	217,200	$5,610,276

BJ’s Wholesale Club, Inc.[1]	217,000	9,875,670

CDW Computer Centers, Inc.[1]	31,300	1,040,725

Gap Inc.	347,100	9,455,004

Home Depot, Inc.	2,030,000	86,275,000

Intimate Brands, Inc., Cl. A	99,900	1,578,420

Limited, Inc. (The)	1,612,800	28,465,920

Nike, Inc., Cl. B	352,600	13,769,030

Payless ShoeSource, Inc.[1]	10,315	787,860

RadioShack Corp.	92,000	3,937,600

Ross Stores, Inc.	544,000	11,424,000

Talbots, Inc. (The)	50,000	2,541,000

Target Corp.	345,600	13,478,400

Tiffany & Co.	560,000	17,421,600

Zale Corp.[1]	281,600	8,859,136

		214,519,641

Textile/Apparel & Home Furnishings—0.5%
Jones Apparel Group, Inc.[1]	1,637,059	62,863,066

Linens ‘N Things, Inc.[1]	142,100	4,810,085

Liz Claiborne, Inc.	242,900	11,829,230

Mohawk Industries, Inc.[1]	85,100	2,548,745

Too, Inc.[1]	128,574	2,487,907

		84,539,033

Consumer Staples—8.2%

Beverages—2.1%
Adolph Coors Co., Cl. B	36,900	2,470,455

Anheuser-Busch Cos., Inc.	2,300,000	100,510,000

Coca-Cola Co. (The)	2,647,000	140,370,410

Constellation Brands, Inc., Cl. A1	72,000	4,597,200

PepsiCo, Inc.	1,860,600	85,736,448

		333,684,513

Broadcasting—0.3%
AT&T Corp./Liberty Media Corp., Cl. A1	1,354,300	19,908,210

Comcast Corp., Cl. A Special[1]	600	25,987

EchoStar Communications Corp., Cl. A1	132,300	3,456,337

Gemstar-TV Guide International, Inc.[1]	362,300	16,394,075

General Motors Corp., Cl. H1	281,300	6,377,071

ValueVision International, Inc., Cl. A1	37,800	576,450

		46,738,130

12 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

		Market Value
	Shares	See Note 1

Education—0.0%
Apollo Group, Inc., Cl. A1	66,600	$2,339,325

Entertainment—1.2%
Brinker International, Inc.[1]	607,200	17,948,832

Darden Restaurants, Inc.	488,300	10,610,759

Disney (Walt) Co.	538,800	16,675,860

McDonald’s Corp.	1,587,400	46,669,560

Ruby Tuesday, Inc.	588,000	9,996,000

Ryan’s Family Steak Houses, Inc.[1]	100,000	1,006,250

Starbucks Corp.	178,900	8,520,112

Viacom, Inc., Cl. B1	1,377,348	68,454,196

Wendy’s International, Inc.	320,400	7,929,900

		187,811,469

Food—1.2%
Agribrands International, Inc.[1]	137,960	7,418,109

Archer-Daniels-Midland Co.	238,200	3,584,910

Campbell Soup Co.	337,400	10,098,382

ConAgra Foods, Inc.	994,000	19,561,920

Heinz (H.J.) Co.	897,700	38,224,066

Hershey Foods Corp.	58,700	3,762,083

Ralston Purina Co.	255,800	7,975,844

Sysco Corp.	2,441,100	66,544,386

Unilever NV	471,300	26,345,670

Wrigley William Jr. Co.	39,900	3,715,488

		187,230,858

Food & Drug Retailers—1.3%
CVS Corp.	227,300	13,865,300

Kroger Co.[1]	1,681,200	40,752,288

Safeway, Inc.[1]	1,454,500	78,993,895

Walgreen Co.	1,739,400	77,090,208

		210,701,691

Household Goods—0.7%
Avon Products, Inc.	501,500	21,293,690

Colgate-Palmolive Co.	845,100	49,903,155

Energizer Holdings, Inc.[1]	54,866	1,366,163

Gillette Co.	316,000	10,273,160

Kimberly-Clark Corp.	465,700	33,297,550

		116,133,718

13 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Market Value
	Shares	See Note 1

Tobacco—1.4%
Philip Morris Cos., Inc.	3,061,400	$147,498,252

R.J. Reynolds Tobacco Holdings, Inc.	1,400,000	79,100,000

		226,598,252

Energy—15.9%

Energy Services—3.9%
Baker Hughes, Inc.	365,100	14,311,920

BJ Services Co.[1]	351,500	26,714,000

Cooper Cameron Corp.[1]	39,100	2,337,398

ENSCO International, Inc.	3,860,000	147,104,600

Global Marine, Inc.[1]	3,500,000	100,485,000

Halliburton Co.	157,000	6,251,740

Nabors Industries, Inc.[1]	371,800	21,081,060

Noble Drilling Corp.[1]	2,600,000	121,030,000

Precision Drilling Corp.[1]	98,000	4,155,200

Santa Fe International Corp.	1,514,400	56,714,280

Schlumberger Ltd.	1,245,000	79,368,750

Seacor Holdings, Inc.[1]	246,500	11,795,025

Smith International, Inc.[1]	272,500	20,601,000

Tidewater, Inc.	88,000	4,285,600

		616,235,573

Oil: Domestic—8.2%
Amerada Hess Corp.	548,800	39,513,600

Anadarko Petroleum Corp.	539,600	33,725,000

Apache Corp.	615,900	36,153,330

Brown (Tom), Inc.[1]	1,666,000	55,706,875

Burlington Resources, Inc.	328,200	14,749,308

Cabot Oil & Gas Corp., Cl. A	300,000	8,130,000

Chevron Corp.	1,473,000	126,177,180

Chieftain International, Inc.[1,2]	1,455,100	32,652,444

Conoco, Inc., Cl. A	549,000	15,509,250

Conoco, Inc., Cl. B	892,200	25,695,360

Devon Energy Corp.	1,037,700	59,148,900

EOG Resources, Inc.	1,741,300	75,920,680

Exxon Mobil Corp.	4,605,648	373,287,770

Frontier Oil Corp.[1,2]	2,554,000	21,964,400

Kerr-McGee Corp.	692,000	44,730,880

Murphy Oil Corp.	1,125,000	70,841,250

Newfield Exploration Co.[1]	622,700	21,806,954

Noble Affiliates, Inc.	374,100	16,591,335

14 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

		Market Value
	Shares	See Note 1

Oil: Domestic Continued
Occidental Petroleum Corp.	852,700	$20,456,273

Phillips Petroleum Co.	620,000	33,052,200

St. Mary Land & Exploration Co.	100,000	2,231,250

Stone Energy Corp.[1]	530,000	28,620,000

Texaco, Inc.	1,555,200	99,688,320

Tosco Corp.	728,200	29,164,410

Unocal Corp.	206,400	7,277,664

USX-Marathon Group	325,100	8,979,262

Valero Energy Corp.	206,700	7,575,555

		1,309,349,450

Oil: International—3.8%
Anderson Exploration Ltd.[1]	3,721,725	79,258,058

Berkley Petroleum Corp.[1]	2,481,200	18,574,962

Canadian 88 Energy Corp.[1,2]	10,332,300	20,586,305

Canadian Hunter Exploration Ltd.[1]	844,200	20,680,363

Canadian Hunter Exploration Ltd.[1]	2,062,100	50,515,253

Canadian Natural Resources Ltd.[1]	2,542,690	71,922,183

Encal Energy Ltd.[1]	2,817,000	21,622,518

Genesis Exploration Ltd.[1]	107,300	967,298

Genoil, Inc.[1]	2,611,933	204,750

Husky Energy, Inc.	1,226,210	10,974,051

Paramount Resources Ltd.[1]	1,856,200	18,794,813

Rio Alto Exploration Ltd.[1]	1,500,150	24,499,445

Royal Dutch Petroleum Co., NY Shares	3,141,900	183,267,027

Talisman Energy, Inc.[1]	1,989,800	72,024,313

Varco International, Inc.[1]	415,000	9,308,450

		603,199,789

Financial—16.7%

Banks—3.6%
Astoria Financial Corp.	37,700	2,061,719

Bank of America Corp.	817,700	40,844,115

Bank of New York Co., Inc. (The)	307,600	15,927,528

BB&T Corp.	295,700	10,683,641

Comerica, Inc.	420,600	26,771,190

Fifth Third Bancorp	176,800	9,514,050

First Union Corp.	579,000	18,742,230

FleetBoston Financial Corp.	453,100	18,690,375

J.P. Morgan Chase & Co.	1,527,700	71,282,482

KeyCorp	118,600	3,083,600

15 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Market Value
	Shares	See Note 1

Banks Continued
Mellon Financial Corp.	1,340,700	$62,087,817

National City Corp.	116,400	3,166,080

Northern Trust Corp.	350,700	24,943,537

Old Kent Financial Corp.	352,170	13,995,236

PNC Financial Services Group	807,400	56,114,300

Silicon Valley Bancshares[1]	34,500	963,844

State Street Corp.	529,800	53,218,410

SunTrust Banks, Inc.	320,000	21,033,600

U.S. Bancorp	1,812,470	42,049,304

Wachovia Corp.	50,000	3,157,000

Wells Fargo Co.	1,503,700	74,643,668

		572,973,726

Diversified Financial—7.5%
AMBAC Financial Group, Inc.	76,100	4,292,040

American Express Co.	1,333,000	58,492,040

Bear Stearns Cos., Inc.	372,300	19,426,614

Capital One Financial Corp.	816,100	45,089,525

Citigroup, Inc.	6,258,105	307,773,604

Convergys Corp.[1]	290,300	12,297,108

Countrywide Credit Industries, Inc.	150,000	6,634,500

eFunds Corp.[1]	19,133	291,778

Fannie Mae	1,582,500	126,125,250

Franklin Resources, Inc.	174,500	7,283,630

Freddie Mac	1,593,200	104,912,220

Goldman Sachs Group, Inc. (The)	527,000	48,352,250

Household International, Inc.	419,200	24,280,064

John Hancock Financial Services, Inc.	782,700	26,924,880

Lehman Brothers Holdings, Inc.	824,800	56,622,520

MBNA Corp.	1,163,000	38,239,440

Merrill Lynch & Co., Inc.	936,400	56,090,360

MGIC Investment Corp.	509,400	29,519,730

Morgan Stanley Dean Witter & Co.	1,308,300	85,209,579

PMI Group, Inc. (The)	915,000	51,249,150

Providian Financial Corp.	708,600	35,437,086

Schwab (Charles) Corp.	956,400	19,988,760

SEI Investments Co.	99,200	8,476,950

Stilwell Financial, Inc.	530,700	16,929,330

USA Education, Inc.	241,000	17,479,730

		1,207,418,138

16 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

		Market Value
	Shares	See Note 1

Insurance—4.9%
Aetna, Inc.[1]	82,600	$3,075,198

AFLAC, Inc.	833,000	50,113,280

Allmerica Financial Corp.	490,800	26,086,020

Allstate Corp.	2,215,000	88,289,900

American General Corp.	721,200	54,984,288

American International Group, Inc.	2,235,650	182,876,170

Aon Corp.	152,100	5,212,467

Axa, Sponsored ADR	136,153	8,482,332

Chubb Corp.	337,500	24,215,625

Cigna Corp.	782,100	85,772,907

Cincinnati Financial Corp.	212,800	7,833,700

Everest Re Group Ltd.	45,600	2,884,200

Fidelity National Financial, Inc.	392,500	12,151,800

Hartford Financial Services Group, Inc.	1,010,100	64,494,885

Jefferson-Pilot Corp.	375,000	25,316,250

Lincoln National Corp.	465,100	20,403,937

Loews Corp.	70,700	7,682,969

Marsh & McLennan Cos., Inc.	340,000	36,380,000

MetLife, Inc.	1,952,700	60,240,795

Radian Group, Inc.	47,530	2,939,730

St. Paul Cos., Inc.	486,300	22,510,827

		791,947,280

Savings & Loans—0.7%
Dime Bancorp, Inc.	500,000	14,950,000

Golden State Bancorp, Inc.	1,049,900	28,767,260

Golden West Financial Corp.	351,200	19,263,320

Washington Mutual, Inc.	1,036,700	53,255,279

		116,235,859

Healthcare—11.4%

Healthcare/Drugs—10.0%
ALZA Corp., Cl. A1	215,200	8,511,160

American Home Products Corp.	829,700	51,250,569

Amgen, Inc.[1]	1,430,900	103,114,231

Andrx Group[1]	413,300	23,667,883

Bristol-Myers Squibb Co.	2,062,700	130,795,807

Chiron Corp.[1]	486,200	22,760,237

COR Therapeutics, Inc.[1]	102,100	3,509,687

Forest Laboratories, Inc.[1]	546,600	38,005,098

Genentech, Inc.[1]	1,120,700	58,836,750

17 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Market Value
	Shares	See Note 1

Healthcare/Drugs Continued
HCA-Healthcare Co. (The)	2,179,100	$86,292,360

Immunex Corp.[1]	240,000	7,815,000

Invitrogen Corp.[1]	120,525	9,702,262

IVAX Corp.[1]	852,100	31,953,750

Johnson & Johnson	1,239,400	120,630,802

Lilly (Eli) & Co.	1,536,200	122,066,452

Merck & Co., Inc.	3,103,300	248,884,660

Pfizer, Inc.	6,723,625	302,563,125

Pharmacia Corp.	937,200	48,453,240

Schering-Plough Corp.	2,600,000	104,650,000

UnitedHealth Group, Inc.	1,293,000	76,584,390

		1,600,047,463

Healthcare/Supplies & Services—1.4%
Alberto-Culver Co., Cl. B	42,600	1,706,556

Allergan, Inc.	347,100	30,180,345

Applera Corp./Applied Biosystems Group	274,600	18,974,860

Baxter International, Inc.	59,300	5,460,937

Cardinal Health, Inc.	545,800	55,398,700

Cytyc Corp.[1]	34,300	2,156,612

Medtronic, Inc.	195,800	10,021,044

Oxford Health Plans, Inc.[1]	394,100	13,029,931

PerkinElmer, Inc.	57,500	4,210,150

Quest Diagnostics, Inc.[1]	46,900	4,943,260

Techne Corp.[1]	112,000	3,017,000

Tenet Healthcare Corp.	1,097,800	50,641,514

Trigon Healthcare, Inc.[1]	300,000	18,057,000

Universal Health Services, Inc., Cl. B1	127,900	11,479,025

		229,276,934

Technology—14.7%

Computer Hardware—3.5%
3Com Corp.[1]	927,700	8,465,262

Agilent Technologies, Inc.[1]	624,800	22,492,800

Cabletron Systems, Inc.[1]	530,800	7,139,260

Compaq Computer Corp.	2,871,500	58,004,300

Dell Computer Corp.[1]	4,352,200	95,204,375

EMC Corp.[1]	1,245,000	49,501,200

Hewlett-Packard Co.	2,946,300	85,000,755

18 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

		Market Value
	Shares	See Note 1

Computer Hardware Continued IBM Corp.	1,475,000	$147,352,500

Juniper Networks, Inc.[1]	571,900	36,923,294

NCR Corp.[1]	120,900	5,319,600

Network Appliance, Inc.[1]	241,300	7,178,675

Seagate Technology, Inc. (escrow shares)[1]	903,300	—

Sun Microsystems, Inc.[1]	1,846,300	36,695,213

		559,277,234

Computer Services—1.4%
Automatic Data Processing, Inc.	1,178,900	69,555,100

DST Systems, Inc.[1]	268,200	16,360,200

First Data Corp.	1,022,300	63,137,248

Palm, Inc.[1]	2,196,800	38,169,400

Paychex, Inc.	1,005,450	40,155,159

Sonus Networks, Inc.[1]	142,700	3,986,681

		231,363,788

Computer Software—4.9%
Adobe Systems, Inc.	878,900	25,543,031

AOL Time Warner, Inc.[1]	2,624,727	115,566,730

BEA Systems, Inc.[1]	370,000	14,198,750

Cadence Design Systems, Inc.[1]	651,000	16,502,850

Computer Associates International, Inc.	250,000	7,797,500

i2 Technologies, Inc.[1]	220,000	5,912,500

Internet Security Systems, Inc.[1]	149,600	8,340,200

Macromedia, Inc.[1]	32,300	946,794

McData Corp., Cl. A1	80,548	1,439,796

Mercury Interactive Corp.[1]	119,800	7,539,913

Micromuse, Inc.[1]	260,600	10,700,888

Microsoft Corp.[1]	5,509,400	325,054,600

Oracle Corp.[1]	9,201,700	174,832,300

Peoplesoft, Inc.[1]	202,000	6,514,500

Rational Software Corp.[1]	412,000	14,394,250

Siebel Systems, Inc.[1]	673,000	25,742,250

Symantec Corp.[1]	85,900	3,913,819

TIBCO Software, Inc.[1]	382,100	5,158,350

Veritas Software Corp.[1]	311,553	20,231,473

		790,330,494

19 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Market Value
	Shares	See Note 1

Communications Equipment—1.7%
ADC Telecommunications, Inc.[1]	28,300	$314,838

CIENA Corp.[1]	380,000	25,531,250

Cisco Systems, Inc.[1]	5,910,000	139,993,125

Lucent Technologies, Inc.	933,800	10,822,742

Newport Corp.	235,500	11,510,063

Nortel Networks Corp.	2,772,700	51,267,223

Scientific-Atlanta, Inc.	513,700	24,092,530

Tellabs, Inc.[1]	233,000	10,150,063

		273,681,834

Electronics—2.9%
Altera Corp.[1]	396,600	9,171,375

Analog Devices, Inc.[1]	1,100,000	41,030,000

Applied Materials, Inc.[1]	323,000	13,646,750

Atmel Corp.[1]	2,148,100	22,555,050

Intel Corp.	5,890,000	168,233,125

International Rectifier Corp.[1]	145,600	4,804,800

JDS Uniphase Corp.[1]	813,120	21,750,960

Lattice Semiconductor Corp.[1]	714,700	13,221,950

Linear Technology Corp.	895,000	35,464,375

Maxim Integrated Products, Inc.[1]	533,600	24,612,300

Micrel, Inc.[1]	42,600	1,198,125

Micron Technology, Inc.[1]	943,100	32,272,882

NVIDIA Corp.[1]	239,700	10,711,594

Power-One, Inc.[1]	248,100	4,403,775

Semtech Corp.[1]	75,900	1,902,244

Thermo Electron Corp.[1]	74,200	2,070,180

TriQuint Semiconductor, Inc.[1]	132,200	2,404,388

Waters Corp.[1]	337,800	22,247,508

Xilinx, Inc.[1]	827,000	32,149,625

		463,851,006

Photography—0.3%
Eastman Kodak Co.	888,400	39,978,000

Transportation—1.5%

Air Transportation—0.8%
AMR Corp.[1]	268,600	8,930,950

Continental Airlines, Inc., Cl. B1	1,358,478	60,791,891

Delta Air Lines, Inc.	154,800	6,520,176

Southwest Airlines Co.	2,515,450	46,787,370

		123,030,387

20 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

		Market Value
	Shares	See Note 1

Railroads & Truckers—0.4%
Burlington Northern Santa Fe Corp.	340,900	$10,230,409

Union Pacific Corp.	822,700	45,199,138

XTRA Corp.[1]	254,800	12,156,508

Yellow Corp.[1]	125,000	2,476,563

		70,062,618

Shipping—0.3%
FedEx Corp.[1]	560,300	22,933,079

United Parcel Service, Inc., Cl. B	543,300	30,712,749

		53,645,828

Utilities—4.6%

Electric Utilities—3.4%
AES Corp. (The)[1]	300,000	16,191,000

Allegheny Energy, Inc.	120,800	5,731,960

Ameren Corp.	255,000	10,753,350

American Electric Power Co., Inc.	448,800	21,335,952

Calpine Corp.[1]	555,000	24,691,950

Conectiv, Inc.	146,000	3,255,800

Consolidated Edison Co. of New York, Inc.	50,500	1,861,935

Constellation Energy Group, Inc.	173,000	7,387,100

Dominion Resources, Inc.	520,000	34,091,200

DTE Energy Co.	179,300	6,510,383

Duke Energy Corp.	2,083,300	84,894,475

Energy East Corp.	290,000	5,452,000

Entergy Corp.	503,800	19,562,554

Exelon Corp.	1,195,875	78,174,349

FirstEnergy Corp.	169,200	4,766,364

FPL Group, Inc.	536,100	34,873,305

IPALCO Enterprises, Inc.	408,200	9,837,620

Northeast Utilities Co.	264,000	5,385,600

NSTAR	95,742	3,891,912

PPL Corp.	750,300	34,281,207

Progress Energy, Inc.	128,600	5,563,236

Progress Energy, Inc. (contingent value obligation)[1]	700,000	318,500

Public Service Enterprise Group, Inc.	1,008,900	45,208,809

Reliant Energy, Inc.	919,200	38,615,592

Southern Co.	709,400	21,955,930

TXU Corp.	187,200	7,720,128

Xcel Energy, Inc.	345,800	9,751,560

		542,063,771

21 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Market Value
	Shares	See Note 1

Gas Utilities—1.2%
Dynegy, Inc.	1,062,000	$49,914,000

El Paso Corp.	320,169	22,507,881

Enron Corp.	884,800	60,608,800

Kinder Morgan, Inc.	68,000	3,767,200

NICOR, Inc.	45,500	1,683,500

NiSource, Inc.	138,600	3,968,118

Sempra Energy	81,424	1,819,826

Williams Cos., Inc. (The)	1,123,600	46,854,120

		191,123,445

Total Common Stocks (Cost $13,348,080,245)		14,999,991,976

Preferred Stocks—0.1%
Tesoro Petroleum Corp., 7.25% Cv., Non-Vtg (Cost $17,531,250)	1,100,000	14,025,000

	Units

Rights, Warrants and Certificates—0.0%
Dime Bancorp Wts., Exp. 1/2/10 (Cost $0)	500,000	125,000

	Principal
	Amount

U.S. Government Obligations—0.7%
U.S. Treasury Nts., 5.875%, 10/31/01 (Cost $119,080,651)	$119,600,000	120,510,515

Short-Term Notes—4.2%
Barton Capital Corp., 5.43%, 3/28/01	50,000,000	49,796,375

Charta Corp.:
5.49%, 3/15/01	50,000,000	49,893,250
5.50%, 3/14/01	50,000,000	49,900,695

CIT Group, Inc.:
5.50%, 3/21/01	50,000,000	49,847,222
5.53%, 3/9/01	50,000,000	49,938,556

Corporate Asset Funding, 5.41%, 3/15/01	50,000,000	49,894,806

Corporate Receivables Corp., 5.45%, 3/16/01	50,000,000	49,886,458

CXC, Inc.:
5.41%, 3/21/01	25,000,000	24,924,861
5.44%, 3/23/01	50,000,000	49,833,778

Heller Financial, Inc.:
5.58%, 3/28/01	50,000,000	49,790,750
5.62%, 4/11/01	50,000,000	49,679,972
5.92%, 3/1/01	50,000,000	50,000,000

Homeside Lending, Inc.:
5.20%, 4/9/01	47,000,000	46,735,233
5.42%, 4/3/01	45,400,000	45,183,593

Total Short-Term Notes (Cost $665,305,549)		665,305,549

22 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

	Principal	Market Value
	Amount	See Note 1

Repurchase Agreements—2.4%
Repurchase agreement with PaineWebber, Inc., 5.34%, dated 2/28/01, to be repurchased at $384,441,017 on 3/1/01, collateralized by Government National Mortgage Assn., 5.50%-8%, 3/20/28-2/20/31, with a value of $416,120,307 (Cost $384,384,000)	$384,384,000	$384,384,000

Total Investments, at Value (Cost $14,534,381,695)	101.1%	16,184,342,040

Liabilities in Excess of Other Assets	(1.1)	(177,671,793)

Net Assets	100.0%	$16,006,670,247

Footnotes to Statement of Investments

1.	Non-income-producing security.
2.	Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2001. The aggregate fair value of securities of affiliated companies held by the Fund as of February 28, 2001, amounts to $75,203,149. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares			Shares
	August 31,	Gross	Gross	February 28,
	2000	Additions	Reductions	2001

Canadian 88 Energy Corp.	9,943,300	389,000	—	10,332,300
Chieftain International, Inc.	1,455,100	—	—	1,455,100
Frontier Oil Corp.	2,554,000	—	—	2,554,000

      See accompanying Notes to Financial Statements.

23 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

February 28, 2001

Assets
Investments, at value—see accompanying statement:
Unaffiliated companies (cost $14,460,903,280)	$16,109,138,891
Affiliated companies (cost $73,478,415)	75,203,149

16,184,342,040

Receivables and other assets:
Investments sold	241,301,765
Interest and dividends	21,172,625
Shares of capital stock sold	15,457,981
Other	1,385,702

Total assets	16,463,660,113

Liabilities
Bank overdraft	2,571,310

Unrealized depreciation on foreign currency contracts	432

Payables and other liabilities:
Investments purchased	416,236,401
Shares of capital stock redeemed	24,558,988
Distribution and service plan fees	6,555,132
Transfer and shareholder servicing agent fees	4,119,692
Directors’ compensation	12,520
Daily variation on futures contracts	3,250
Other	2,932,141

Total liabilities	456,989,866

Net Assets	$16,006,670,247

Composition of Net Assets
Par value of shares of capital stock	$4,713,742

Additional paid-in capital	14,688,320,142

Overdistributed net investment income	(823,008)

Accumulated net realized loss on investments and foreign currency transactions	(335,484,956)

Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,649,944,327

Net Assets	$16,006,670,247

24 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $7,572,048,198 and 220,483,163 shares of capital stock outstanding)	$34.34
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$36.44

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $6,445,637,692 and 191,852,208 shares of capital stock outstanding)	$33.60

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,757,698,737 and 52,326,390 shares of capital stock outstanding)	$33.59

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $231,285,620 and 6,712,452 shares of capital stock outstanding)	$34.46

      See accompanying Notes to Financial Statements.

25 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended February 28, 2001

Investment Income

Dividends (net of foreign withholding taxes of $31,057)	$73,882,701

Interest	32,565,834

Total income	106,448,535

Expenses

Management fees	40,082,451

Distribution and service plan fees:

Class A	9,738,419

Class B	36,217,732

Class C	9,681,183

Transfer and shareholder servicing agent fees:

Class A	3,401,899

Class B	3,019,061

Class C	806,596

Class Y	247,285

Shareholder reports	3,666,682

Custodian fees and expenses	123,966

Directors’ compensation	64,223

Other	58,492

Total expenses	107,107,989

Less expenses paid indirectly	(100,473)

Net expenses	107,007,516

Net Investment Loss	(558,981)

Realized and Unrealized Loss

Net realized loss on:

Investments	(109,361,607)

Foreign currency transactions	(649,582)

Net realized loss	(110,011,189)

Net change in unrealized depreciation on:

Investments	(3,876,768,350)

Translation of assets and liabilities denominated in foreign currencies	(11,318,342)

Net change	(3,888,086,692)

Net realized and unrealized loss	(3,998,097,881)

Net Decrease in Net Assets Resulting from Operations	$(3,998,656,862)

See accompanying Notes to Financial Statements.

26 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2001	Year Ended
	(Unaudited)	August 31, 2000

Operations

Net investment income (loss)	$(558,981)	$25,716,121

Net realized gain (loss)	(110,011,189)	815,637,121

Net change in unrealized appreciation (depreciation)	(3,888,086,692)	2,122,391,238

Net increase (decrease) in net assets resulting from operations	(3,998,656,862)	2,963,744,480

Dividends and/or Distributions to Shareholders

Dividends from net investment income:

Class A	(23,885,989)	—

Class B	—	—

Class C	—	—

Class Y	(1,308,193)	—

Distributions from net realized gain:

Class A	(433,265,498)	(836,365,157)

Class B	(389,465,113)	(767,512,693)

Class C	(104,813,306)	(200,352,973)

Class Y	(12,950,013)	(18,395,117)

Capital Stock Transactions

Net increase in net assets resulting from capital stock transactions:

Class A	608,870,382	974,471,411

Class B	123,965,548	854,371,197

Class C	92,533,073	245,292,728

Class Y	39,806,376	95,078,344

Net Assets

Total increase (decrease)	(4,099,169,595)	3,310,332,220

Beginning of period	20,105,839,842	16,795,507,622

End of period [including undistributed (overdistributed) net investment income of $(823,008) and $24,930,155, respectively]	$16,006,670,247	$20,105,839,842

See accompanying Notes to Financial Statements.

27 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months					Year	Year
	Ended					Ended	Ended
	Feb. 28, 2001					August 31,	June 30,
Class A	(Unaudited)	2000	1999	1998	1997	1996[1]	1996

Per Share Operating Data

Net asset value, beginning of period	$45.41	$42.89	$32.32	$33.87	$27.95	$28.89	$24.07

Income (loss) from investment operations:

Net investment income	.05	.21	.19	.29	.39	.07	.40

Net realized and unrealized gain (loss)	(8.90)	6.79	12.03	.99	7.91	(1.01)	4.93

Total income (loss) from investment operations	(8.85)	7.00	12.22	1.28	8.30	(.94)	5.33

Dividends and/or distributions to shareholders:

Dividends from net investment income	(.12)	—	(.15)	(.33)	(.40)	—	(.43)

Distributions from net realized gain	(2.10)	(4.48)	(1.50)	(2.50)	(1.98)	—	(.08)

Total dividends and/or distributions to shareholders	(2.22)	(4.48)	(1.65)	(2.83)	(2.38)	—	(.51)

Net asset value, end of period	$34.34	$45.41	$42.89	$32.32	$33.87	$27.95	$28.89

Total Return, at

Net Asset Value[2]	(19.73)%	17.74%	38.62%	3.68%	31.09%	(3.25)%	22.26%

Ratios/Supplemental Data

Net assets, end of period (in millions)	$7,572	$9,265	$7,724	$4,933	$4,457	$3,143	$3,147

Average net assets (in millions)	$8,289	$8,428	$6,722	$5,184	$3,857	$3,090	$2,516

Ratios to average net assets:[3]

Net investment income	0.39%	0.54%	0.50%	0.83%	1.29%	1.57%	1.55%

Expenses	0.82%	0.90%	0.91%	0.90%[4]	0.94%[4]	0.98%[4]	0.99%[4]

Portfolio turnover rate	45%	73%	72%	81%	62%	18%	93%

1.	For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.

2.	Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period , with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3.	Annualized for periods of less than one full year.

4.	Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

28 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

	Six Months					Year	Year
	Ended					Ended	Ended
	Feb. 28, 2001					August 31,	June 30,
Class B	(Unaudited)	2000	1999	1998	1997	1996[1]	1996

Per Share Operating Data

Net asset value, beginning of period	$44.50	$42.42	$32.07	$33.66	$27.79	$28.77	$24.00

Income (loss) from investment operations:

Net investment income (loss)	(.07)	(.08)	(.08)	.04	.17	.04	.23

Net realized and unrealized gain (loss)	(8.73)	6.64	11.93	.96	7.86	(1.02)	4.87

Total income (loss) from investment operations	(8.80)	6.56	11.85	1.00	8.03	(.98)	5.10

Dividends and/or distributions to shareholders:

Dividends from net investment income	—	—	—	(.09)	(.18)	—	(.25)

Distributions from net realized gain	(2.10)	(4.48)	(1.50)	(2.50)	(1.98)	—	(.08)

Total dividends and/or distributions to shareholders	(2.10)	(4.48)	(1.50)	(2.59)	(2.16)	—	(.33)

Net asset value, end of period	$33.60	$44.50	$42.42	$32.07	$33.66	$27.79	$28.77

Total Return, at

Net Asset Value[2]	(20.01)%	16.84%	37.62%	2.86%	30.12%	(3.41)%	21.34%

Ratios/Supplemental Data

Net assets, end of period (in millions)	$6,446	$8,367	$7,073	$4,168	$3,308	$1,909	$1,800

Average net assets (in millions)	$7,304	$7,628	$5,930	$4,123	$2,642	$1,818	$1,155

Ratios to average net assets:[3]

Net investment income (loss)	(0.37)%	(0.22)%	(0.26)%	0.06%	0.53%	0.82%	0.74%

Expenses	1.58%	1.66%	1.66%	1.66%[4]	1.69%[4]	1.74%[4]	1.76%[4]

Portfolio turnover rate	45%	73%	72%	81%	62%	18%	93%

1.	For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.

2.	Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3.	Annualized for periods of less than one full year.

4.	Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

29 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months					Year	Year
	Ended					Ended	Ended
	Feb. 28, 2001					August 31,	June 30,
Class C	(Unaudited)	2000	1999	1998	1997	1996[1]	1996

Per Share Operating Data

Net asset value, beginning of period	$44.50	$42.41	$32.07	$33.64	$27.78	$28.75	$23.97

Income (loss) from investment operations:

Net investment income (loss)	(.06)	(.08)	(.09)	.03	.16	.04	.21

Net realized and unrealized gain (loss)	(8.75)	6.65	11.93	.98	7.85	(1.01)	4.88

Total income (loss) from investment operations	(8.81)	6.57	11.84	1.01	8.01	(.97)	5.09

Dividends and/or distributions to shareholders:

Dividends from net investment income	—	—	—	(.08)	(.17)	—	(.23)

Distributions from net realized gain	(2.10)	(4.48)	(1.50)	(2.50)	(1.98)	—	(.08)

Total dividends and/or distributions to shareholders	(2.10)	(4.48)	(1.50)	(2.58)	(2.15)	—	(.31)

Net asset value, end of period	$33.59	$44.50	$42.41	$32.07	$33.64	$27.78	$28.75

Total Return, at

Net Asset Value[2]	(20.04)%	16.87%	37.59%	2.91%	30.07%	(3.37)%	21.35%

Ratios/Supplemental Data

Net assets, end of period (in millions)	$1,758	$2,214	$1,851	$1,145	$1,030	$744	$741

Average net assets (in millions)	$1,960	$2,004	$1,583	$1,184	$904	$730	$588

Ratios to average net assets:[3]

Net investment income (loss)	(0.37)%	(0.23)%	(0.25)%	0.07%	0.54%	0.82%	0.80%

Expenses	1.58%	1.67%	1.66%	1.65%[4]	1.69%[4]	1.73%[4]	1.74%[4]

Portfolio turnover rate	45%	73%	72%	81%	62%	18%	93%

1.	For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.

2.	Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3.	Annualized for periods of less than one full year.

4.	Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

30 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

	Six Months				Year
	Ended				Ended
	Feb. 28, 2001				August 31,
Class Y	(Unaudited)	2000	1999	1998	1997[1]

Per Share Operating Data

Net asset value, beginning of period	$45.64	$43.00	$32.38	$33.94	$29.55

Income (loss) from investment operations:

Net investment income	.06	.24	.24	.38	.41

Net realized and unrealized gain (loss)	(8.93)	6.88	12.07	.97	6.30

Total income from investment operations	(8.87)	7.12	2.31	1.35	6.71

Dividends and/or distributions to shareholders:

Dividends from net investment income	(.21)	—	(.19)	(.41)	(.34)

Distributions from net realized gain	(2.10)	(4.48)	(1.50)	(2.50)	(1.98)

Total dividends and/or distributions to shareholders	(2.31)	(4.48)	(1.69)	(2.91)	(2.32)

Net asset value, end of period	$34.46	$45.64	$43.00	$32.38	$33.94

Total Return, at Net Asset Value[2]	(19.67)%	18.00%	38.84%	3.88%	23.98%

Ratios/Supplemental Data

Net assets, end of period (in millions)	$231	$260	$148	$53	$16

Average net assets (in millions)	$248	$206	$99	$37	$5

Ratios to average net assets:[3]

Net investment income	0.51%	0.77%	0.63%	1.02%	1.58%

Expenses	0.70%	0.66%	0.77%	0.67%[4]	0.65%[4]

Portfolio turnover rate	45%	73%	72%	81%	62%

1.	For the period from November 1, 1996 (inception of offering) to August 31, 1997.

2.	Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3.	Annualized for periods of less than one full year.

4.	Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

31 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

1. Significant Accounting Policies

Oppenheimer Main Street Growth & Income Fund (the Fund) is a separate series of Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek a high total return, which includes current income and capital appreciation in the value of its shares, from equity and debt securities. The Fund’s investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term “money market type” debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

32 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

      The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund began amortizing premiums on debt securities effective

33 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. Significant Accounting Policies Continued

January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund, but will result in a $64,136 decrease to cost of securities and a corresponding $64,136 increase in net unrealized appreciation, based on securities held as of December 31, 2000.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. Capital Stock

The Fund has authorized 840 million shares of $.01 par value capital stock (400 million for Class A, 300 million for Class B, 100 million for Class C and 40 million for Class Y). Transactions in shares of capital stock were as follows:

	Six Months Ended February 28, 2001		Year Ended August 31, 2000
	Shares	Amount	Shares	Amount

Class A

Sold	24,175,229	$943,724,172	52,078,604	$2,188,227,198

Dividends and/or distributions reinvested	12,142,550	438,953,421	18,965,173	757,847,403

Redeemed	(19,870,894)	(773,807,211)	(47,076,017)	(1,971,603,190)

Net increase	16,446,885	$608,870,382	23,967,760	$974,471,411

Class B

Sold	12,953,291	$497,556,188	39,952,471	$1,655,606,879

Dividends and/or distributions reinvested	10,405,589	368,567,593	18,413,884	725,319,656

Redeemed	(19,512,732)	(742,158,233)	(37,089,266)	(1,526,555,338)

Net increase	3,846,148	$123,965,548	21,277,089	$854,371,197

Class C

Sold	4,162,395	$160,100,624	12,329,312	$509,154,643

Dividends and/or distributions reinvested	2,790,714	98,847,012	4,785,416	188,449,754

Redeemed	(4,374,326)	(166,414,563)	(11,002,798)	(452,311,669)

Net increase	2,578,783	$92,533,073	6,111,930	$245,292,728

Class Y

Sold	1,922,815	$76,302,372	4,234,165	$179,097,253

Dividends and/or distributions reinvested	393,067	14,252,627	458,846	18,395,117

Redeemed	(1,306,762)	(50,748,623)	(2,441,080)	(102,414,026)

Net increase	1,009,120	$39,806,376	2,251,931	$95,078,344

34 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 28, 2001, were $8,042,530,410 and $7,679,129,571, respectively.

4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.65% of the first $200 million of average annual net assets of the Fund, 0.60% of the next $150 million, 0.55% of the next $150 million and 0.45% of average annual net assets in excess of $500 million. The Fund’s management fee for the six months ended February 28, 2001 was an annualized rate of 0.45%, before any waiver by the Manager if applicable.

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. Prior to January 1, 2001, OFS performed these services on an at-cost basis. Beginning January 2001, OFS is paid at an agreed upon per account fee.

Distribution and Service Plan Fees. Under its General Distributor’s Agreement with the Manager, the Distributor acts as the Fund’s principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

	Aggregate	Class A	Commissions	Commissions	Commissions
	Front-End	Front-End	on Class A	on Class B	on Class C
	Sales Charges	Sales Charges	Shares	Shares	Shares
	on Class A	Retained by	Advanced by	Advanced by	Advanced by
Six Months Ended	Shares	Distributor	Distributor[1]	Distributor[1]	Distributor[1]

February 28, 2001	$10,522,483	$2,781,523	$1,040,538	$16,506,136	$1,372,141

1.	The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

	Class A	Class B	Class C
	Contingent Deferred	Contingent Deferred	Contingent Deferred
	Sales Charges	Sales Charges	Sales Charges
Six Months Ended	Retained by Distributor	Retained by Distributor	Retained by Distributor

February 28, 2001	$46,700	$6,166,824	$137,342

      The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

35 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Fees and Other Transactions with Affiliates Continued

Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended February 28, 2001, payments under the Class A plan totaled $9,738,419 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $566,182 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor’s distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

      The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

      The Distributor’s actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended February 28, 2001, were as follows:

Distributor's
			Distributor's	Aggregate
			Aggregate	Unreimbursed
			Unreimbursed	Expenses as %
	Total Payments	Amount Retained	Expenses	of Net Assets
	Under Plan	by Distributor	Under Plan	of Class

Class B Plan	$36,217,732	$28,670,079	$110,180,432	1.71%

Class C Plan	9,681,183	1,040,651	20,366,954	1.16

36 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

5. Foreign Currency Contracts

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of February 28, 2001, the Fund had outstanding foreign currency contracts as follows:

	Expiration	Contract	Valuation as of	Unrealized
Contract Description	Date	Amount (000s)	February 28, 2001	Depreciation

Canadian Dollar (CAD)	3/2/01	CAD10,121	$6,612	$432

6. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

      The Fund had no borrowings outstanding during the six months ended or at February 28, 2001.

7. Subsequent Event

Effective March 1, 2001, Class N shares will be offered.

37 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

A Series of Oppenheimer Main Street Funds, Inc.

Officers and Directors	James C. Swain, Director and Chairman of the Board

Bridget A. Macaskill, Director and President

Robert G. Avis, Director

George C. Bowen, Director

Jon S. Fossel, Director

Sam Freedman, Director

Raymond J. Kalinowski, Director

C. Howard Kast, Director

Robert M. Kirchner, Director

Charles Albers, Vice President

Nikolaos D. Monoyios, Vice President

Andrew J. Donohue, Vice President and Secretary

Brian W. Wixted, Treasurer

Robert J. Bishop, Assistant Treasurer

Scott T. Farrar, Assistant Treasurer

Robert G. Zack, Assistant Secretary

Investment Advisor	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OppenheimerFunds Services

Servicing Agent

Custodian of	The Bank of New York

Portfolio Securities

Independent Auditors	Deloitte & Touche LLP

Legal Counsel	Myer, Swanson, Adams & Wolf, P.C.
The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

For more complete information about Oppenheimer Main Street Growth & Income Fund, please refer to the Prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048, or visit the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203

(C)Copyright 2001 OppenheimerFunds, Inc. All rights reserved.

38 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

OPPENHEIMERFUNDS FAMILY

Global Equity	Developing Markets Fund	Global Fund

	International Small Company Fund	Quest Global Value Fund

	Europe Fund	Global Growth & Income Fund

International Growth Fund

Equity	Stock	Stock & Bond

	Emerging Technologies Fund	Main Street(R) Growth & Income Fund

	Emerging Growth Fund	Quest Opportunity Value Fund

	Enterprise Fund	Total Return Fund

	Discovery Fund	Quest Balanced Value Fund

	Main Street(R) Small Cap Fund	Capital Income Fund

	Small Cap Value Fund[1]	Multiple Strategies Fund

	MidCap Fund	Disciplined Allocation Fund

	Main Street(R) Opportunity Fund	Convertible Securities Fund

	Growth Fund	Specialty

	Capital Appreciation Fund	Real Asset Fund(R)

	Large Cap Growth Fund	Gold & Special Minerals Fund

Value Fund[2]

Quest Capital Value Fund

Quest Value Fund

Trinity Growth Fund

Trinity Core Fund

Trinity Value Fund

Income	Taxable	Municipal

	International Bond Fund	California Municipal Fund[4]

	High Yield Fund	Florida Municipal Fund[4]

	Champion Income Fund	New Jersey Municipal Fund[4]

	Strategic Income Fund	New York Municipal Fund[4]

	Bond Fund	Pennsylvania Municipal Fund[4]

	Senior Floating Rate Fund	Municipal Bond Fund

	U.S. Government Trust	Intermediate Municipal Fund

Limited-Term Government Fund

Capital Preservation Fund[3]

Rochester Division

Rochester Fund Municipals

Limited Term New York Municipal Fund

Select Managers	Stock	Stock & Bond

	Mercury Advisors Focus Growth Fund	QM Active Balanced Fund[3]

Gartmore Millennium Growth Fund

Jennison Growth Fund

Salomon Brothers Capital Fund

Mercury Advisors S&P 500(R) Index Fund[3]

Money Market[5]	Money Market Fund	Cash Reserves

1.	The Fund’s name was changed from “Oppenheimer Quest Small Cap FundSM” on 3/1/01.

2.	The Fund’s name was changed from “Oppenheimer Disciplined Value Fund” on 2/28/01.

3.	Available only through qualified retirement plans.

4.	Available to investors only in certain states.

5.	An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

39 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

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INFORMATION AND SERVICES

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it’s automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance.1 So call us today, or visit our website— we’re here to help.

Internet
24-hr access to account information and transactions2
www.oppenheimerfunds.com

General Information
Mon—Fri 8am—9pm ET, Sat 10am—4pm ET
1.800.525.7048

Telephone Transactions
Mon—Fri 8am—9pm ET, Sat 10am—4pm ET
1.800.852.8457

PhoneLink
24-hr automated information and automated transactions
1.800.533.3310

Telecommunications Device for the Deaf (TDD)
Mon—Fri 9am—6:30pm ET 1.800.843.4461

OppenheimerFunds Market Hotline
24 hours a day, timely and insightful messages on the
economy and issues that may affect your investments
1.800.835.3104

Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

eDocs Direct
Receive shareholder report and prospectus notifications for your funds via email. Sign up at www.oppenheimerfunds.com.

Ticker Symbols	Class A: MSIGX	Class B: OMSBX	Class C: MIGCX	Class Y: MIGYX

1.	Automatic investment plans do not assure profit or protect against losses in declining markets.

2.	At times this website may be inaccessible or its transaction feature may be unavailable.

RS0700.001.0201       April 27, 2001